Income taxes (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2015 CAD provincial_jurisdiction	Dec. 31, 2016 CAD
Operating Loss Carryforwards [Line Items]
Number of provincial jurisdictions | provincial_jurisdiction	3
Non-capital losses for income tax purposes		CAD 52,556
Capital loss carryforward
Operating Loss Carryforwards [Line Items]
Valuation allowance, amount	CAD 1,035	CAD 1,035